Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Jun. 30, 2013
Balance Sheets (Parenthetical)
Trade receivables allowance for doubtful accounts	$ 11,425	$ 11,425
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	64,616,354	64,898,172
Common stock shares outstanding	64,616,354	64,898,172